Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Unrecognized tax benefits	$ 0	$ 0
Accrued net interest and penalties	0	0
Operating loss carryforwards	$ 50,927,528	$ 47,594,428
Expiration period of operating loss carryforwards	20 years	20 years